Label	Element	Value
Document And Entity Information Elements	sef_DocumentAndEntityInformationAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2012
Registrant Name	dei_EntityRegistrantName	SECURITY EQUITY FUND
Central Index Key	dei_EntityCentralIndexKey	0000088525
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	sef
Document Creation Date	dei_DocumentCreationDate	Jan. 25, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan. 28, 2013
Prospectus Date	rr_ProspectusDate	Jan. 28, 2013